Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit after tax		£ 4,588	[1]	£ 2,451	£ 2,780
Currency translation reserve
Currency translation differences	[3]	(155)	[2]	(647)	(544)
Fair value through other comprehensive income reserve movement relating to debt securities
Net (losses)/gains from changes in fair value		(1,383)	[4]	2,402	2,465
Net gains transferred to net profit on disposal		(248)	[4]	(251)	(454)
Net (gains)/losses related to (releases of) impairment		(6)	[4]	1	1
Net gains/(losses) due to fair value hedging		1,105	[4]	(1,640)	(1,782)
Other movements		0	[4]	0	(8)
Tax		170	[4]	(130)	(63)
Cash flow hedging reserve
Net (losses)/gains from changes in fair value		(2,212)	[4]	1,366	823
Net gains transferred to net profit		(327)	[4]	(282)	(141)
Tax		740	[4]	(291)	(171)
Other		0	[4]	3	16
Other comprehensive (loss)/income that may be recycled to profit or loss		(2,316)	[4]	531	142
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		1,299	[4]	(77)	(280)
Fair value through other comprehensive income reserve movements relating to equity instruments		0	[4]	1	0
Own credit		(105)	[4]	(810)	(316)
Tax		(563)	[4]	198	150
Other comprehensive income/(loss) not recycled to profit or loss		631	[4]	(688)	(446)
Other comprehensive loss for the year		(1,685)	[4]	(157)	(304)
Total comprehensive income for the year		2,903	[4]	2,294	2,476
Attributable to:
Equity holders of the parent		2,903	[4]	2,294	2,476
Total comprehensive income for the year		£ 2,903	[4]	£ 2,294	£ 2,476

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	Includes £28m loss (2020: £8m loss; 2019: £15m profit) on recycling of currency translation differences.
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.